Amounts Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Receivables

	December 31, 2018	December 31, 2017
Sales tax receivables
Canada	$10.6	$6.4
Mexico	17.5	26.5
Other	3.4	0.9
Concentrate receivable	2.3	3.2
Other receivables	6.7	4.0
	$40.5	$41.0